Vanguard® International Growth Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.2%)
Australia (1.0%)
	WiseTech Global Ltd.	9,091,438	435,402
Austria (0.8%)
	Erste Group Bank AG	3,077,869	336,428
Belgium (1.6%)
*	Argenx SE	503,926	459,376
	UCB SA	918,788	256,814
			716,190
Brazil (2.8%)
*	NU Holdings Ltd. Class A	66,945,990	1,164,191
	Raia Drogasil SA	21,725,959	97,033
			1,261,224
Canada (2.1%)
*	Shopify Inc. Class A (XTSE)	3,763,264	597,004
	Toronto-Dominion Bank	3,881,085	325,967
			922,971
China (9.6%)
	Tencent Holdings Ltd.	11,955,300	944,607
	BYD Co. Ltd. Class H	72,008,500	904,992
*	PDD Holdings Inc. ADR	4,688,128	544,198
*,1	Meituan Class B	34,081,368	441,809
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	7,520,700	398,604
*,1	Wuxi Biologics Cayman Inc.	53,508,500	215,490
	Tencent Music Entertainment Group ADR	10,670,343	196,868
	Contemporary Amperex Technology Co. Ltd. Class A	3,678,659	194,972
*,1	Akeso Inc.	10,644,000	169,167
[1]	Ganfeng Lithium Group Co. Ltd. Class H	25,540,600	161,490
	Shenzhen Inovance Technology Co. Ltd. Class A	15,520,603	155,407
			4,327,604
Denmark (3.7%)
	DSV A/S	2,916,047	665,984
	Novo Nordisk A/S Class B	5,522,416	273,486
*	Genmab A/S	699,505	224,740
	Vestas Wind Systems A/S	9,325,813	221,693
[2]	Ambu A/S Class B	12,439,766	168,856
*	Zealand Pharma A/S	1,235,635	99,310
			1,654,069
France (4.1%)
	Hermes International SCA	240,225	586,231
	L'Oreal SA (XPAR)	964,309	420,618
	Schneider Electric SE	1,053,021	283,374
	Legrand SA	1,700,393	257,972
	Sanofi SA	1,519,140	151,515
	LVMH Moet Hennessy Louis Vuitton SE	176,108	130,166
*	SOITEC	947,138	29,248
			1,859,124
Germany (3.4%)
	SAP SE	1,748,941	422,212
[2]	Bayerische Motoren Werke AG (XETR)	2,823,694	288,618
	Siemens AG (Registered)	857,637	227,448
	Beiersdorf AG	2,098,157	225,627
	Infineon Technologies AG	4,891,970	206,516
*,1	Delivery Hero SE	7,490,026	174,633
			1,545,054
Hong Kong (1.1%)
	AIA Group Ltd.	47,045,000	490,015

		Shares	Market Value ($000)
India (2.3%)
	HDFC Bank Ltd.	50,004,465	565,053
	Reliance Industries Ltd.	14,164,876	249,201
*	MakeMyTrip Ltd.	3,237,427	231,120
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/2015, Cost $5,969)	166,185	7,647
			1,053,021
Indonesia (0.3%)
	Bank Central Asia Tbk PT	292,747,200	145,776
Israel (0.5%)
*	Wix.com Ltd.	1,326,997	127,007
*	Check Point Software Technologies Ltd.	600,914	112,232
			239,239
Italy (2.7%)
	Ferrari NV	1,433,534	563,125
	FinecoBank Banca Fineco SpA	10,900,715	268,136
	Prysmian SpA	2,400,885	240,956
[2]	Brunello Cucinelli SpA	1,355,218	144,433
			1,216,650
Japan (11.4%)
	Advantest Corp.	9,663,200	1,285,791
	Keyence Corp.	1,911,300	650,624
	Disco Corp.	1,680,900	468,754
	Mitsubishi UFJ Financial Group Inc.	23,086,600	361,987
	Sony Group Corp.	10,931,000	320,755
	MS&AD Insurance Group Holdings Inc.	13,839,500	307,068
	Fast Retailing Co. Ltd.	632,700	231,159
	ITOCHU Corp.	3,491,700	209,429
	KDDI Corp.	11,357,500	195,396
	Hoya Corp.	1,280,600	192,371
	SBI Holdings Inc.	8,663,400	182,684
	Recruit Holdings Co. Ltd.	2,947,600	150,759
	Daikin Industries Ltd.	1,159,900	150,627
	FUJIFILM Holdings Corp.	6,064,000	130,194
	SoftBank Group Corp.	912,800	98,181
	Terumo Corp.	5,469,000	85,288
	SMC Corp.	239,900	84,382
	Shimano Inc.	408,500	42,895
			5,148,344
Netherlands (8.1%)
	ASML Holding NV	1,771,183	1,873,296
*,1	Adyen NV	763,589	1,193,460
	EXOR NV	4,329,144	364,716
	Heineken NV	2,830,230	230,865
			3,662,337
Norway (0.4%)
	DNB Bank ASA	7,126,111	190,555
Singapore (3.0%)
*	Sea Ltd. ADR	9,773,452	1,358,607
South Korea (2.6%)
*	Coupang Inc.	30,558,275	860,521
	SK Hynix Inc.	888,294	321,757
			1,182,278
Spain (1.3%)
	Banco Bilbao Vizcaya Argentaria SA	18,675,140	403,638
	Iberdrola SA (XMAD)	8,916,064	188,199
			591,837
Sweden (5.3%)
*	Spotify Technology SA	2,348,850	1,406,656
	Atlas Copco AB Class A	43,370,084	737,034
*	Kinnevik AB Class B	13,574,320	126,115
	Svenska Handelsbanken AB Class A	7,617,891	105,788
			2,375,593

		Shares	Market Value ($000)
Switzerland (5.6%)
	Galderma Group AG	2,963,351	591,606
	Roche Holding AG	1,396,803	535,120
	Cie Financiere Richemont SA Class A (Registered)	1,359,772	289,088
[1]	VAT Group AG	618,899	273,137
	Lonza Group AG (Registered)	287,089	197,071
	Chocoladefabriken Lindt & Spruengli AG	12,055	177,478
	Alcon AG	2,075,431	165,445
	Belimo Holding AG (Registered)	165,438	162,302
	Temenos AG (Registered)	1,514,595	137,767
			2,529,014
Taiwan (7.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	65,564,000	3,022,919
	Hon Hai Precision Industry Co. Ltd.	16,388,000	118,091
			3,141,010
United Kingdom (8.2%)
	RELX plc	13,925,599	558,471
*	Wise plc Class A	39,699,107	464,557
	AstraZeneca plc	2,147,508	398,167
	Shell plc (XETR)	9,420,886	347,546
	Haleon plc	55,270,288	271,813
	London Stock Exchange Group plc	2,184,288	257,293
	Reckitt Benckiser Group plc	3,027,542	234,633
	Unilever plc (XLON)	3,788,606	227,952
	Rio Tinto plc	3,146,612	225,934
	Lloyds Banking Group plc	127,000,460	161,067
	Sage Group plc	8,850,458	126,011
	Bunzl plc	2,954,471	84,648
	Whitbread plc	2,533,638	83,492
*	Ocado Group plc	33,957,786	83,003
*	ARM Holdings plc ADR	545,802	73,989
*,3,4,5	Brandtech Group Class A1 PP (Acquired 9/23/15, Cost $44,800)	33,633,606	56,841
	Shell plc	614,624	22,665
			3,678,082
United States (8.3%)
*	MercadoLibre Inc.	835,233	1,730,419
	NVIDIA Corp.	4,334,135	767,142
	Microsoft Corp.	948,480	466,662
*	Atlassian Corp. Ltd. Class A	1,538,250	229,999
*	Moderna Inc.	6,202,217	161,133
*	Liberty Media Corp.-Liberty Formula One Class C	1,357,558	130,298
*	Block Inc. (XNYS)	1,613,561	107,786
	Booking Holdings Inc.	13,121	64,486
*	Mobileye Global Inc. Class A	5,065,371	59,873
			3,717,798
Total Common Stocks (Cost $27,495,323)			43,778,222
Preferred Stock (0.9%)
	Sartorius AG Preference Shares (Cost $671,675)	1,307,866	381,456

		Shares	Market Value ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[6,7]	Vanguard Market Liquidity Fund, 4.024% (Cost $765,784)	7,658,111	765,811
Total Investments (99.8%) (Cost $28,932,782)			44,925,489
Other Assets and Liabilities—Net (0.2%)			99,345
Net Assets (100%)			45,024,834
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $2,629,186, representing 5.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,124.
3	Restricted securities totaling $64,488, representing 0.1% of net assets.
4	Security value determined using significant unobservable inputs.
5	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $23,219 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2025	3,174	447,359	6,079
MSCI Emerging Markets Index	December 2025	3,132	215,732	985
				7,064

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	12/17/2025	USD	11,274	EUR	9,550	181	—
Barclays Bank plc	12/17/2025	USD	16,201	SEK	151,137	173	—
Goldman Sachs International	12/17/2025	USD	4,294	SEK	39,402	116	—
						470	—
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	5,901,993	—	—	5,901,993
Common Stocks—Other	4,911,198	32,900,543	64,488	37,876,229
Preferred Stock	—	381,456	—	381,456
Temporary Cash Investments	765,811	—	—	765,811
Total	11,579,002	33,281,999	64,488	44,925,489
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,064	—	—	7,064
Forward Currency Contracts	—	470	—	470
Total	7,064	470	—	7,534
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

F.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2025 Market Value ($000)
Brandtech Group Class A	71,976	—	—	—	(15,135)	—	—	56,841
Vanguard Market Liquidity Fund	682,833	NA1	NA1	50	15	6,786	—	765,811
Total	754,809	—	—	50	(15,120)	6,786	—	822,652
1	Not applicable—purchases and sales are for temporary cash investment purposes.